SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
a)Operating segments
IFRS 8, Operating Segments, requires operating segments to be determined based on internal reports that are regularly reviewed by the chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assessing its performance. The partnership’s operating segments are organized into four reportable segments: i) Core Office, ii) Core Retail, iii) LP Investments and iv) Corporate. This is consistent with how the partnership presents financial information to the CODM. These segments are independently and regularly reviewed and managed by the Chief Executive Officer, who is considered the CODM.
b)Basis of measurement
The CODM measures and evaluates the performance of the partnership’s operating segments based on funds from operations (“FFO”).

The partnership defines FFO as net income, prior to fair value gains, net, depreciation and amortization of real estate assets, and income taxes less non-controlling interests of others in operating subsidiaries and properties share of these items. When determining FFO, the partnership also includes its proportionate share of the FFO of unconsolidated partnerships and joint ventures and associates.

c)Reportable segment measures
The following summaries present certain financial information regarding the partnership’s operating segments for the three and six months ended June 30, 2023 and 2022:

(US$ Millions)	Total revenue		FFO
Three months ended Jun. 30,	2023	2022	2023	2022
Core Office	$503	$540	$7	$95
Core Retail	372	365	76	188
LP Investments	1,392	836	—	80
Corporate	60	2	(191)	(157)
Total	$2,327	$1,743	$(108)	$206

(US$ Millions)	Total revenue		FFO
Six months ended Jun. 30,	2023	2022	2023	2022
Core Office	$1,000	$1,108	$24	$234
Core Retail	761	759	178	356
LP Investments	2,695	1,928	(30)	145
Corporate	111	2	(379)	(331)
Total	$4,567	$3,797	$(207)	$404

The following summaries present the detail of total revenue from the partnership’s operating segments for the three and six months ended June 30, 2023 and 2022:

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2023
Core Office	$337	$116	$6	$44	$503
Core Retail	273	65	—	34	372
LP Investments	570	87	681	54	1,392
Corporate	—	(32)	—	92	60
Total	$1,180	$236	$687	$224	$2,327

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Three months ended Jun. 30, 2022
Core Office	$331	$132	$6	$71	$540
Core Retail	263	63	—	39	365
LP Investments	333	63	394	46	836
Corporate	—	—	—	2	2
Total	$927	$258	$400	$158	$1,743

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2023
Core Office	$665	$228	$14	$93	$1,000
Core Retail	560	134	—	67	761
LP Investments	1,131	184	1,238	142	2,695
Corporate	—	—	—	111	111
Total	$2,356	$546	$1,252	$413	$4,567

(US$ Millions)	Lease revenue	Other revenue from tenants	Hospitality revenue	Investment and other revenue	Total revenue
Six months ended Jun. 30, 2022
Core Office	$669	$266	$10	$163	$1,108
Core Retail	547	130	—	82	759
LP Investments	705	123	703	397	1,928
Corporate	—	—	—	2	2
Total	$1,921	$519	$713	$644	$3,797

The following summaries present share of net earnings from equity accounted investments and interest expense from the partnership’s operating segments for the three and six months ended June 30, 2023 and 2022:

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Three months ended Jun. 30,	2023	2022	2023	2022
Core Office	$(249)	$253	$(219)	$(171)
Core Retail	87	151	(201)	(151)
LP Investments	(36)	15	(658)	(233)
Corporate	—	—	(96)	(68)
Total	$(198)	$419	$(1,174)	$(623)

(US$ Millions)	Share of net earnings from equity accounted investments		Interest expense
Six months ended Jun. 30,	2023	2022	2023	2022
Core Office	$(239)	$470	$(431)	$(318)
Core Retail	125	315	(394)	(295)
LP Investments	(60)	14	(1,320)	(471)
Corporate	—	—	(196)	(139)
Total	$(174)	$799	$(2,341)	$(1,223)

The following summary presents information about certain consolidated balance sheet items of the partnership, on a segmented basis, as of June 30, 2023 and December 31, 2022:

	Total assets		Total liabilities		Equity accounted investments
(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
Core Office	$33,203	$34,039	$16,945	$17,581	$8,335	$8,547
Core Retail	30,468	30,363	13,779	13,850	9,780	9,674
LP Investments	65,320	47,458	44,491	32,146	1,760	1,722
Corporate	979	656	7,418	7,202	—	—
Total	$129,970	$112,516	$82,633	$70,779	$19,875	$19,943
The following summary presents a reconciliation of FFO to net (loss) income for the three and six months ended June 30, 2023 and 2022:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
FFO(1)	$(108)	$206	$(207)	$404
Depreciation and amortization of real estate assets	(78)	(46)	(159)	(98)
Fair value (loss) gains, net	(58)	23	(111)	1,293
Share of equity accounted (loss) income - non-FFO	(291)	177	(423)	369
Income tax expense (benefit)	81	(47)	140	(230)
Non-controlling interests of others in operating subsidiaries and properties – non-FFO	(77)	87	(3)	(636)
Net (loss) income attributable to unitholders(2)	(531)	400	(763)	1,102
Non-controlling interests of others in operating subsidiaries and properties	73	120	(89)	1,110
Net (loss) income	$(458)	$520	$(852)	$2,212
(1)FFO represents interests attributable to GP Units, LP Units, REUs, Special LP Units and FV LTIP Units. The interests attributable to REUs, Special LP Units and FV LTIP Units are presented as non-controlling interests in the consolidated income statements.
(2)Includes net income attributable to GP Units, LP Units, Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units. The interests attributable to Exchange LP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, FV LTIP Units and BPYU Units are presented as non-controlling interests in the consolidated income statements.